DIVIDEND GROWTH TRUST
                        (Formerly known as Eastern Point
                              Advisors Funds Trust)

                            Capital Appreciation Fund
                        (formerly known as Eastern Point
                              Advisors Twenty Fund)


                                   PROSPECTUS

                                     Class A
                                     Class C

                                February 1, 2006


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


                                                                      PAGE NO.

CAPITAL APPRECIATION FUND                                                 3

FEES AND EXPENSES OF THE FUND                                             6

MANAGEMENT OF THE FUND                                                    7

OTHER SERVICE PROVIDERS                                                   9

YOUR ACCOUNT                                                              9

CHOOSING A SHARE CLASS                                                   10

BUYING SHARES                                                            11

SELLING YOUR SHARES                                                      13

ADDITIONAL INFORMATION ON BUYING AND
  SELLING FUND SHARES                                                    15

DIVIDENDS AND OTHER DISTRIBUTIONS                                        18

TAXES                                                                    18

OTHER INVESTMENT STRATEGIES AND RISKS                                    20

FINANCIAL HIGHLIGHTS                                                     21

ADDITIONAL INFORMATION                                           BACK COVER


PROSPECTUS                             2

CAPITAL APPRECIATION FUND ("FUND")
(FORMERLY KNOWN AS EASTERN POINT ADVISORS TWENTY FUND)

FUND INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund will invest primarily in common stocks selected for their growth potential. The Fund will invest in common stocks of companies of any size, which may include smaller emerging companies. Under normal conditions, the Fund will invest at least 80% of its assets in a select group of 20-30 common stocks, regardless of industry or sector, focusing on each individual company's growth potential.

Dividend Growth Advisors, LLC ("Advisor" or "DGA") selects stocks by looking for companies with strong earnings growth potential that has not been recognized in the overall market. Special emphasis will be placed on mid cap and large cap companies that the Advisor believes demonstrate:

     o    Financial stability

     o    Strong earnings growth potential

     o    Dominant or strong market position

     o    Outstanding leadership

The Fund intends to pursue an investment strategy that may result in a high turnover of positions. The Fund's annual portfolio turnover rate may be higher than many other mutual funds, sometimes exceeding 600%. Market conditions may dictate investments for this Fund's portfolio and may result in short-term holdings. High portfolio turnover may result in greater brokerage commissions and acceleration of capital gains which are taxable when distributed to shareholders. Greater brokerage commissions and taxes on gains may adversely affect the Fund's performance.

The Fund also invests in technology-related companies. These may include the securities of companies substantially engaged in offering, using, or developing products, processes, or services that provide, or that benefit significantly from, technological advances or that are expected to do so. Technology-related businesses include, among others: computer products, software, and electronic components; computer services; telecommunications; networking; Internet; and biotechnology, pharmaceuticals or medical technology.

TEMPORARY INVESTMENTS
To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in U.S. and foreign short-term money market instruments as a temporary defensive measure. Some of these short-term money market instruments include:

     o    Cash and cash equivalents

     o    U.S. Government securities

     o    Certificates of deposit or other obligations of U.S. banks


                                       3                              PROSPECTUS

     o Corporate debt obligations with remaining maturities of 12 months or less

     o    Commercial paper

     o    Demand and time deposits

     o    Repurchase agreements

     o    Bankers' acceptances

To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

PRINCIPAL RISKS
Any of the following situations could cause the Fund to lose money or underperform in comparison with its peer group:

Stock Market Risks: Movements in the stock market may affect the Fund's share prices on a daily basis. The overall market and the specific securities held by the Fund may decline in value and you could lose money.

Stock Selection Risks: The stocks in the Fund's portfolio may decline in value or not increase in value when the stock market in general is increasing or decreasing in value.

Small or New Companies: The Fund may invest in the securities of small or newly public companies that may be subject to greater price fluctuations and significant losses due to unseasoned management, increased competition or entrance into new markets. Shares of a small company may pose greater risks than shares of a large company because of narrow product lines, limited financial resources, less depth of management or a limited trading market for its stock.

Technology-Related Companies: The products or services offered by issuers of technology securities quickly may become obsolete in the face of technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Competitive pressures in the technology-related industries also may have a significant effect on the performance of technology securities.

The issuers of technology securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.

Non-Diversification: The Fund is non-diversified and may invest a greater portion of its assets in the securities of a single issuer than a diversified fund. As a result, the Fund may be more sensitive to economic, business, political or other changes affecting the prices of such issuers' securities, which may result in greater


PROSPECTUS                             4
fluctuation in the value of the Fund's shares. The Fund intends, however, to continue to meet certain tax diversification requirements.

Management: The Advisor's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. To the extent appropriate investments are not chosen, the Fund may decline in value and you could lose money.

SUITABILITY
The Fund may be appropriate for investors who seek capital appreciation and who are able to accept short-term fluctuations in return for the potential for greater long-term growth. Investors who are seeking current income or who have a conservative or short-term investment approach may wish to consider alternative investments.

PAST FUND PERFORMANCE
The bar chart and performance table below illustrate the risks of investing in the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance (e.g., Standard & Poor's 500 Composite Stock Index ("S&P 500 Index")).

The bar chart shows changes in the Fund's performance from year to year, with respect to Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than shown.


Bar Chart:
2000    (11.27)%
2001     (7.34)%
2002    (16.49)%
2003     26.86%
2004      7.47%
2005     (5.13)%

      BEST QUARTER                23.16% IN THE 1ST QUARTER OF 2000
      WORST QUARTER              -23.19% IN THE 4TH QUARTER OF 2000


                                       5                              PROSPECTUS

The table shows how the Fund's average annual returns compare with those of its benchmark, the S&P 500 Index. The figures assume reinvestment of all dividends and other distributions. The performance calculations reflect the deduction of the maximum sales charges and annual fund operating expenses. After-tax returns are presented for Class A Shares only. After-tax returns for Class C Shares will be different. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PERFORMANCE TABLE (WITH MAXIMUM SALES CHARGES)
(Average annual total returns for the periods ended December 31, 2005)

                                                                   SINCE
                                        1 YEAR     5 YEARS      INCEPTION*
--------------------------------------------------------------------------
Class A Before Taxes                     -11.50%      -1.16%         1.79%
Class A After Taxes on Distributions     -11.50%      -1.16%         1.58%
Class A After Taxes on Distributions
  and Sale of Fund Shares                 -6.90%      -0.69%         1.09%
S & P 500 Index (reflects no deduction
  for fees, expenses or taxes)             4.92%       0.54%         1.41%
Class C Before Taxes                      -6.69%      -0.68%         1.11%
S & P 500 Index (reflects no deduction
  for fees, expenses or taxes)             4.92%       0.54%         0.14%


-------------------------
*   Inception date - Class A commenced operations on October 19, 1999

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you could expect to pay if you buy and hold shares of the Fund. Shareholder Fees are one-time expenses paid directly from your investment. Annual Fund Operating Expenses come out of Fund assets and are reflected in the Fund's total return.

                                                 CLASS A SHARES  CLASS C SHARES
SHAREHOLDER FEES:
  (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)(1)               5.75%         None
Redemption Fee
  (as a percentage of amount redeemed)(2)              1.00%         1.00%
ANNUAL FUND OPERATING EXPENSES:
  (expenses deducted from Fund assets)
Management Fees                                        0.75%         0.75%
Distribution and Service (12b-1) Fees(3)               0.25%         1.00%
Other Expenses                                         4.44%         4.44%
                                                       -----         -----
Total Annual Fund Expenses                             5.44%         6.19%
Expenses Waived and/or Reimbursed                      3.79%         3.79%
Total Net Annual Fund Expenses(4)(5)                   1.65%         2.40%


PROSPECTUS                             6

-------------------------
(1) The front-end sales charge for the Class A Shares decreases with the amount you invest and is included in the offering price. See "Your Account" elsewhere in this Prospectus.
(2) The 1.00% redemption fee for Class A and Class C Shares applies only to redemptions within 12 months of acquisition. The fee is not applied to shares acquired through reinvestment of dividends or capital gains.
(3) Includes an annual distribution fee of 0.25% of the Class A Shares' average daily net assets, and an annual distribution fee of 0.75% and an annual service fee of 0.25 % of the Class C Shares' average daily net assets.
(4) Dividend Growth Advisors, LLC ("Advisor" or "DGA") has undertaken to voluntarily waive fees and/or reimburse expenses so that Total Annual Fund Expenses do not exceed 1.65% for Class A shares and 2.40% for Class C shares. This voluntary action by the Advisor may be discontinued at any time on 60 days' notice.
    The Advisor is entitled to reimbursement of fees waived or remitted to the Fund under the terms of an Expense Limitation Agreement which is described further under "Management Fees" in the prospectus.
(5) The Fund imposes a $15.00 charge for Fund redemptions under $10,000 made by wire.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you redeem all of your shares at the end of each time period;

     o    your investment has a 5% return each year;

     o    all distributions are reinvested; and

     o    the Fund's operating expenses remain the same.

This example is for comparison only. Actual returns and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

                                  1 YEAR      3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A                            $ 833      $1,788     $2,834      $5,409
Class C                            $ 343      $1,498     $2,724      $5,662

You would pay the following expenses if you did not redeem your shares:

                                  1 YEAR      3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A                            $ 733      $1,788     $2,834      $5,409
Class C                            $ 243      $1,498     $2,724      $5,662

MANAGEMENT OF THE FUND

The Advisor's offices are located at 108 Traders Cross, Suite 105, Bluffton, SC 29910. The Advisor manages the investments of the Fund in accordance with the Fund's investment objectives, policies and limitations. Prior to October 19, 2005, Eastern Point Advisors, Inc. ("EPA") was the investment advisor to the Fund.

                                       7                              PROSPECTUS

The Advisor, a South Carolina limited liability company, is a registered investment adviser founded in 2003. In addition to acting as the investment adviser to the Fund and to the Rising Dividend Growth Fund, the Advisor also manages individual private accounts. As of December 31, 2005, the Advisor had approximately $231 million under management.

At a Special Meeting of Shareholders held on October 18, 2005, shareholders of the Fund approved a multi-manager structure for the Fund. The multi-manager arrangement permits the Trust and DGA to enter into, and materially amend sub-advisory agreements with any sub-adviser that may be retained in the future to manage the Fund without obtaining shareholder approval. In each instance, the Board of Trustees of the Trust would need to have concluded that any sub-advisory arrangements were in the best interests of the Fund's shareholders and to have approved any related sub-advisory agreement. In addition, before a multi-manager arrangement could go into effect for the Fund, the Trust would have to have obtained the necessary exemptive relief in the form of an order from the Securities and Exchange Commission ("SEC"), or, alternatively, a proposed SEC rule on the subject would had to have been adopted. The Trust has not yet applied to the SEC for a multi-manager exemptive order. If the Trust does apply to the SEC for an order, there is no assurance that such an order will be granted.

PORTFOLIO MANAGEMENT
Thomas Cameron and Jere Estes have served as co-portfolio managers of the Fund since October 19, 2005. Mr. Cameron has served as the chief investment officer of DGA since 2003 and is a director and founding member of DGA. Mr. Cameron has been managing portfolios since 1979. From 1978 to 2000, Mr. Cameron served as vice president at Interstate Johnson Lane Brokerage in Charlotte, NC. Mr. Cameron served as a director of the Sovereign Investors Fund from 1979 until 1997. Mr. Cameron is also founder of Cameron and Associates, a firm providing investment services to individuals, corporations, and institutional investors since July, 2000. From June, 2000 until March, 2004, Mr. Cameron was a registered representative of ProEquities, Inc. Mr. Estes served as a consultant to DGA from 2003 until May of 2004. Since June of 2004, Mr. Estes has served as a Managing Director of DGA. From 1992 to 1999, Mr. Estes served as Vice President/Director of Research and Senior Portfolio Manager at Sovereign Asset Management in Bryn Mawr, PA. From June of 1999 until May of 2004, Mr. Estes served as Senior Vice President and Chief Investment Officer at Bryn Mawr Trust Company in Bryn Mawr, PA. Mr. Estes was also a registered representative of Investors Capital Corporation from June of 2004 until December of 2004.

The Statement of Additional Information ("SAI") provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of shares of the Funds, if any.


PROSPECTUS                             8

MANAGEMENT FEES

Under the Advisory Agreement, the monthly compensation paid to the Advisor is accrued daily at an annual rate equal to 0.75% of the average daily net assets of the Fund.

The Advisor has voluntarily undertaken to waive a portion of its advisory fee and/or reimburse Fund expenses so that total annual operating expenses of the Fund do not exceed 1.65% for Class A Shares and 2.25% for Class C Shares. The Advisor has the right to terminate the fee waiver at any time with 60 days' notice. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding the current expense limits. The waived fees relating to operating expenses subject to recovery, at September 30, 2005, were as follows:

AMOUNT                                     TO BE REPAID BY SEPTEMBER 30,
------------------------------------------------------------------------
$ 17,786                                            2006
$208,192                                            2008

A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement of the Fund is available in the Fund's annual report to shareholders for the year ended September 30, 2005.

OTHER SERVICE PROVIDERS

DISTRIBUTOR
Unified Financial Securities, Inc. is the Distributor of the shares of Dividend Growth Trust ("Trust"). Prior to December 1, 2004, Investors Capital Corporation, an affiliate of the previous advisor, was the Distributor.

ADMINISTRATOR, FUND ACCOUNTING SERVICES AGENT, DIVIDEND PAYING AGENT AND TRANSFER AGENT
Unified Fund Services, Inc. is the Fund administrator, accounting services agent, dividend paying agent and transfer agent for the Trust. Prior to November 1, 2004, Commonwealth Shareholder Services, Inc. was the Fund administrator, Commonwealth Fund Accounting was the Fund accounting services agent and dividend paying agent, and Fund Services, Inc. was the transfer agent of the Trust.

CUSTODIAN
Huntington National Bank is the custodian of the Trust. Prior to November 1, 2004, Brown Brothers Harriman & Co. was the custodian of the Trust.

YOUR ACCOUNT

INVESTING IN THE FUND

The Fund offers two classes of shares. Each class of shares has a different combination of sales charges, fees and other features. You should consult your financial advisor to determine which class best suits your investment goals and time frame.


                                       9                              PROSPECTUS

CHOOSING A SHARE CLASS


CLASS A SHARES
Class A Shares have a maximum up-front sales charge of 5.75% that you pay when you buy your shares. The front-end sales charge for the Class A Shares decreases with the amount you invest and is included in the offering price.

                                    SALES CHARGE AS %
                                      OF NET AMOUNT
                                     SALES CHARGE AS %            INVESTED IN
AMOUNT INVESTED                      OF OFFERING PRICE              THE FUND
--------------------------------------------------------------------------------
less than $50,000                          5.75%                     6.10%
$50,000 but less than $100,000             4.75%                     4.99%
$100,000 but less than $500,000            3.75%                     3.90%
$500,000 but less than $1,000,000          2.75%                     2.83%
$1,000,000 or more                         1.00%                     1.01%

Under certain circumstances, the sales charge for Class A Shares may be waived. Please see the SAI. Class A Shares are also subject to an annual 12b-1 fee of 0.25% of average daily net assets, which is lower than the 12b-1 fee for the Class C Shares.

WAYS TO REDUCE SALES CHARGES
Investors can reduce or eliminate sales charges on Class A Shares under certain conditions:

COMBINED PURCHASES
Purchases made at the same time by an individual, his or her spouse and any children under the age of 21 are added together to determine the sales charge rate.

LETTER OF INTENT
This non-binding agreement allows you to purchase Class A Shares over a period of 13 months with the sales charge that would have applied if you had purchased them all at once.

COMBINATION PRIVILEGE
You can use the combined total value of Class A Shares of the Fund you own for the purpose of calculating the sales charge.

PLEASE NOTE:
You must advise your dealer, the transfer agent or the Fund if you qualify for a reduction and/or waiver in sales charges.


PROSPECTUS                             10

CLASS C SHARES
Class C Shares have no up-front sales charge, so that the full amount of your purchase is invested in the Fund.

     - Class C Shares are subject to an annual 12b-1 fee of 1.00%, of which 0.25% are service fees paid to the Distributor, dealers or others for providing personal services and maintaining shareholder accounts.

     - Because of the higher 12b-1 fees, Class C Shares have higher expenses and pay lower dividends than Class A Shares.

The Fund has adopted a Class A Shares 12b-1 plan and a Class C Shares 12b-1 plan that allow the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BUYING SHARES

You can purchase shares of the Fund through broker-dealers or directly through the Advisor. You may buy shares of the Fund with an initial investment of $250 or more. Additional investments may be made for as little as $50. The Fund has the right to waive the minimum investment requirements for employees of the Advisor and its affiliates. The Fund also has the right to reject any purchase order.

PURCHASE PRICE/DETERMINATION OF NAV
The price of the Fund's shares is based on the net asset value ("NAV") plus any applicable front-end sales charge for Class A Shares (the "Offering Price"). The Fund calculates the NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of the Fund
(assets-liabilities/number of shares outstanding = NAV).

The Fund's investments are valued based on market value. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable. When the Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its Trustees. The Fund may also use these methods to value certain types of illiquid securities. Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to the Fund's net asset value calculation. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Advisor, operating under procedures approved by the Board of Trustees of the Trust, instead of being determined by market prices. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the


                                       11                             PROSPECTUS
prices used by other mutual funds to calculate their net asset values. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), which is normally 4 p.m. Eastern Time. If the Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

If you pay a sales charge, your price will be the Fund's offering price. When you buy shares at the offering price, the Fund deducts the appropriate sales charge and invests the rest in the Fund. If you qualify for a sales charge waiver, your price will be the Fund's NAV.

TO BUY SHARES

         INITIAL INVESTMENT                          SUBSEQUENT INVESTMENTS
------------------------------------------------------------------------------------------
BY MAIL
o Complete and sign the account registration.     o Make your check payable to the
o Make your check payable to the                    Capital Appreciation Fund.
  Capital Appreciation Fund.                      o Mail the application and
o Fill out an investment slip from an account       your check to:
  statement, include your name and account
  number. Mail to:
  DIVIDEND GROWTH TRUST                             DIVIDEND GROWTH TRUST
  P.O. BOX 6110                                     P.O. BOX 6110
  INDIANAPOLIS, IN 46206                            INDIANAPOLIS, IN 46206
o Minimum initial investment is $250.             o Minimum subsequent investment
                                                    for all accounts is $50.
BY WIRE
o Call the transfer agent at (888) 826-2520       o Call the transfer agent at (888)
  to arrange for a wire purchase. For same          826-2520 to arrange for a wire
  day purchase, the wire must be received           purchase. For same day purchase,
  by 4:00 p.m. Eastern Time.                        the wire must be received by
                                                    4:00 p.m. Eastern Time.
o Wire federal funds to:                          o Wire federal funds to:
  HUNTINGTON BANK                                   HUNTINGTON BANK
  ABA # 044000024                                   ABA # 044000024
  ACCOUNT #01892281162                              ACCOUNT #01892281162
  FOR FURTHER CREDIT                                FOR FURTHER CREDIT
  (YOUR NAME, FUND, ACCOUNT #)                      (YOUR NAME, FUND, ACCOUNT #)
  FBO:                                              FBO:
  (INSERT YOUR NAME AND                             (INSERT YOUR NAME AND
    ACCOUNT NUMBER.)                                  ACCOUNT NUMBER.)
o Note: Your bank may charge a wire fee.          o Mail completed account application
                                                    to the address above.
                                                  o Note: Your bank may charge a wire fee.
BY AUTOMATIC INVESTMENT PLAN
o You must open a regular Fund account with       o Call (888) 826-2520 to request
  $250 minimum prior to                             the form.
  participating in this plan.                     o Complete and return the form
                                                    and any other required materials.

PROSPECTUS                             12

Brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees, which would not be charged if shares were purchased directly from the Fund.

The Fund may accept telephone orders unless you decline telephone privileges on your account application. You may be responsible for any fraudulent telephone orders as long as the Fund takes reasonable measures to verify the orders.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for identifying documents, and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

RETIREMENT ACCOUNTS
Shares of the Fund are available for purchase through individual retirement accounts ("IRAs") and other retirement plans. These tax-deferred plans allow you to shelter your net investment income and net capital gains from current income taxes. Accounts established under such plans must have all dividends reinvested in the Fund. You should consult your tax advisor before purchasing shares for a retirement plan. For more information about these plans or for an IRA application, please call (888) 826-2520.

SELLING YOUR SHARES

You may sell or "redeem" your shares on any day the NYSE is open, either directly through the Advisor or through your broker-dealer. The price you receive will be the NAV next calculated after the Fund's transfer agent receives your redemption request in proper order (less redemption fees if applicable).

SELLING RECENTLY PURCHASED SHARES
The Fund will redeem shares that were recently purchased by check, but may delay mailing the proceeds for up to eight (8) business days to allow the purchase check to clear. If the purchase check has cleared, the eight business day period will not apply.

SIGNATURE GUARANTEES
A signature guarantee protects you against fraud by guaranteeing your signature is authentic. A guarantee is required on all redemption requests over $10,000 or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record. Most banks or


                                       13                             PROSPECTUS
financial institutions can provide you with a signature guarantee, but a notary public can not.

When the Fund requires a signature guarantee, a New Technology medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

TO SELL SHARES:

BY MAIL
o Submit a written request for redemption with:   o Mail your request to:
o The Fund's name;                                  DIVIDEND GROWTH TRUST
o Your Fund account number;                         P.O. BOX 6110
o The dollar amount or number of shares or          INDIANAPOLIS, IN 46206
  percentage of the account to be redeemed;       o A check will be mailed to the name
  and                                               and address in which the account
o Signatures of all persons required to             is registered.
  sign for transactions, exactly as the
  shares are registered.

BY WIRE
o This option must be elected either in the       o Wire redemption requests must be
  initial application or subsequently in writing    received before 10:00 a.m.
  with a signature guarantee.                       Eastern Time for money to be wired
o Call the transfer agent at (888) 826-2520         the same business day.
  with your request.                              o There is a $15.00 charge for
                                                    redemptions under $10,000 made
                                                    by wire.
BY TELEPHONE
o This service must be elected in advance,        o The Fund will use reasonable
  either in the initial application or              procedures to confirm that
  subsequently in writing                           the request is genuine.
  with a signature guarantee.                     o Written confirmation will
o Call the transfer agent at (888) 826-2520         be provided.
  with your request.

BY SYSTEMATIC WITHDRAWAL PLAN
o Complete the appropriate section on the         o Withdrawals can be monthly,
  Account Application or call (888) 826-2520        quarterly, semi-annually or
  to request a form to add the plan.                annually. The minimum amount is
o To participate, you must own or                   $100. Redemption fees will not
  purchase shares with a value of at                be charged under this plan.
  least $10,000.

PROSPECTUS                             14

Please note that if you use a broker-dealer or financial institution to assist you in any of these transactions, they may charge a fee for this service that would not be charged by the Fund.

Under certain circumstances, the Fund may effect redemptions in-kind as described in more detail in the SAI.

ADDITIONAL INFORMATION ON BUYING AND SELLING
FUND SHARES

GENERAL POLICIES
The Fund reserves the right to:

     o    Change the minimum investment amounts;

     o Cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear;

     o Reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

MARKET TIMING POLICIES AND PROCEDURES
Some investors try to profit from a strategy of frequent purchases and redemptions of Fund shares commonly known as market timing. Such activity can be harmful to Fund shareholders. The risks of frequent purchases and redemptions of Fund shares include:

     o    Dilution in the value of Fund shares held by long-term investors

     o    Interference with efficient management of the Fund's portfolio

     o    Increased brokerage and administrative costs

     o To the extent the Fund invests in foreign securities, the risk that the Fund is more susceptible to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets.

The Board of Trustees of the Trust has adopted a policy designed to discourage frequent purchases and redemptions by shareholders. In furtherance of this policy, the Board of Trustees has adopted the following procedures:

     o The Fund limits a shareholder's purchases or exchanges for sixty (60) calendar days after the shareholder has redeemed or exchanged out of the Fund.

     o Transactions involving more than $1 million or ten percent (10%) of total Fund assets will be reviewed prior to execution to determine whether the activity will be harmful to other shareholders in the Fund.


                                       15                             PROSPECTUS

The Fund reserves the right to impose the following restrictions:

     o Imposition of a redemption fee or modification of any applicable existing redemption fee;

     o Exchanges may only be made by U.S. mail; no exchanges will be permitted to be made electronically, by telephone or by facsimile;

     o Suspension or termination of a shareholder's right to purchase or exchange shares of the Fund;

     o Shareholders who exceed, or are suspected of exceeding, the restrictions listed above may be placed on a "watch list." Shareholders who have been placed on such list will have their transactions scrutinized before they are permitted to make further purchases of Fund shares to determine that such activity is not harmful to the Fund.

Omnibus account transactions will be reviewed to determine whether such transactions are harmful to the Fund. To the extent that the activity is deemed harmful to the Fund, the restrictions provided for above will be imposed.

The Fund, through its service providers, including the Advisor, applies these policies with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. There can be no assurance that the Fund will be able to eliminate all market-timing activities.


EXCEPTIONS TO RESTRICTIONS ON FREQUENT PURCHASE AND REDEMPTION POLICY
AND PROCEDURES:
Notwithstanding the policy and procedures set forth above, the Fund will permit frequent purchases and redemptions under the following limited circumstances:

     o    Systematic Withdrawal Plan

     o    National emergency

     o    Market volatility

     o Accounts held by certain retirement plans (such as 401(k) plans) which allow for frequent purchases and redemptions.


PROSPECTUS                             16

TIMING OF PURCHASE OR SALE REQUESTS
All requests received in good order by the transfer agent before the close of the NYSE, typically 4:00 p.m. Eastern Time, will be executed the same day, at that day's NAV. Orders received after the close of the NYSE will be executed the following day, at that day's NAV. The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent. Purchase and redemption orders are executed only on days when the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

REDEMPTION POLICIES
Payment for redemptions of Fund shares is usually made within one business day, but no later than seven calendar days after receipt of your redemption request, unless your purchase check has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders, or (3) an emergency exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

REDEMPTION FEES
To discourage short-term trading, purchases of Class A and Class C Shares are subject to a 1.00% redemption fee on shares redeemed within 12 months of acquisition. Redemption fees are not imposed on shares acquired through the reinvestment of dividends or capital gain distributions or involuntarily redeemed shares.

MINIMUM BALANCES
The Fund may redeem your remaining shares at NAV if the balance of your account falls below $250 due to redemptions. The Fund will notify you if your balance has fallen below $250, and you will have 60 days to increase your account balance before your shares are redeemed. The Fund may close any account without notice if the account is inactive and the value of the account is $0.


                                       17                             PROSPECTUS

MAILINGS TO SHAREHOLDERS
The Fund mails quarterly statements summarizing the activity in your account(s) and confirmations following each purchase or sale of your Fund shares. To reduce expenses, the Fund will limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call (888) 826-2520.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund generally pays dividends and distributions of virtually all of its net investment income and net realized capital gains at least once a year.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses. Net capital gains represent the amount the Fund realizes from the sale of securities at a gain (i.e., for an amount exceeding its cost therefor) over the losses it realizes from the sales of securities.

REINVESTMENT OPTION: Dividend and capital gain distributions will be automatically reinvested in additional shares of the distributing class of the Fund unless you elect to receive them by check on the account application. You may change your distribution option at any time by requesting a change in writing. You must have your distributions reinvested if you participate in the Systematic Withdrawal Plan or any retirement plans. Distributions are reinvested on the ex-distribution date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

TAXES

It is important that you consider the tax consequences of investing in the Fund. Generally, any time you redeem or exchange shares of the Fund, it will be considered a taxable event. The amount of the gain or loss will depend on the purchase and redemption prices of your shares. Any long-term or short-term capital gains realized from redemption or exchange of your shares will be subject to federal income tax. If you are an individual and held your Fund shares for more than one year at the time of your redemption or exchange thereof, that tax will be imposed at a maximum rate of 15%.

In general, dividends and other distributions you receive from the Fund are taxable for federal income tax purposes whether you reinvest them in additional shares or take them in cash. Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any


PROSPECTUS                             18
deduction for dividends paid) are taxable to you as ordinary income, except that the Fund's dividends attributable to its "qualified dividend income" (i.e., dividends received on stock of most domestic corporations, excluding REITs, and certain foreign corporations with respect to which the Fund satisfies certain holding period, debt-financing and other restrictions) and designated by it as such generally will be subject to federal income tax for individual shareholders who satisfy those restrictions with respect to their Fund shares at the 15% maximum rate for net capital gain mentioned above. A portion of the Fund's dividends -- not exceeding the aggregate dividends it receives from domestic corporations only -- also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions to you of the Fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be taxable to you as long-term capital gains, at the 15% rate, regardless of how long you have held your Fund shares. Every year you will be sent information showing the amount and status of dividends and other distributions you received from the Fund during the prior year.

If you purchase shares of the Fund just prior to a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. The dividend distributed to you would be included in your taxable income, even though you may not have participated in the increase in the NAV of the Fund. You should consider the potential tax consequences of purchasing shares of the Fund close to the end of the year.

The foreign, state and local income tax consequences of investing in the Fund may differ materially from the federal income tax consequences described above. In addition, this discussion is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts, and Roth IRAs. This discussion is not a complete analysis of the federal tax implications of investing in the Fund. Additional tax information is available in the SAI under "Taxes." You should consult your tax advisor before investing.

BACKUP WITHHOLDING: The Fund must withhold and remit to the U.S. Treasury 28% of dividends, capital gain distributions and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual or certain other non-corporate shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (together with the withholding described in the next sentence, "backup withholding"). Withholding at that rate also is required from the Fund's dividends and capital gain distributions otherwise payable to such a shareholder who otherwise is subject to backup withholding. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.


                                       19                             PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's main investment strategies are set out in the front of the Prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this Prospectus, but which are described in detail in the Fund's SAI. You may obtain a copy of the SAI without charge by calling (888) 826-2520.

OTHER POTENTIAL RISKS
The Fund may, at times, invest a small portion of its assets in derivative securities, such as futures contracts and options. In addition, the Fund may enter into interest rate, currency and swap agreements, which are deemed derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance.

PORTFOLIO HOLDINGS
A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


PROSPECTUS                             20

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and other distributions. Briggs, Bunting & Dougherty, LLP, an independent registered public accounting firm, has audited this information and their report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The Table below sets forth financial data for a share outstanding throughout the periods.



                                       21                             PROSPECTUS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a share outstanding during each year Prospectus

                                                                                          CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                           SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                                               2005           2004           2003           2002           2001
                                                           ------------   ------------   -------------  ------------   -------------
SELECTED PER SHARE DATA
Net asset value, beginning of year .........................  $10.83         $10.50        $ 8.93        $ 8.80         $15.41
                                                              ------         ------        ------        ------         ------
Income from investment operations
   Net investment (loss) ...................................   (0.26)         (0.50)        (0.41)        (0.45)(a)      (0.46)(a)
   Net realized and unrealized gain (loss) .................    0.98           0.83          1.98          0.58(a)       (5.79)(a)
                                                              ------         ------        ------        ------         ------
Total from investment operations ...........................    0.72           0.33          1.57          0.13          (6.25)
                                                              ------         ------        ------        ------         ------
Less Distributions to shareholders:
   From net realized gain ..................................      --             --            --            --          (0.36)
                                                              ------         ------        ------        ------         ------
Total distributions ........................................      --             --            --            --          (0.36)
                                                              ------         ------        ------        ------         ------
Net asset value, end of year ...............................  $11.55         $10.83        $10.50        $ 8.93         $ 8.80
                                                              ======         ======        ======        ======         ======
TOTAL RETURN (b) ...........................................    6.65%          3.14%        17.58%         1.48%        -40.96%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000) ..............................  $3,154         $4,935        $5,877        $6,454         $6,289
Ratio of expenses to average net assets ....................    2.76%          5.00%         5.00%         5.00%          5.00%
Ratio of expenses to average net assets
   before waiver, reimbursement & recoveries ...............    6.19%         4.51%         5.27%          5.88%          5.15%
Ratio of net investment (loss) to average net assets .......   (1.77)%        (3.97)%       (3.81)%       (4.42)%        (4.11)%
Ratio of net investment (loss) to average net assets
   before waiver, reimbursement & recoveries ...............   (5.20)%        (3.48)%       (4.08)%       (5.30)%        (4.26)%
Portfolio turnover rate ....................................     396%           390%          311%          469%           674%

--------------------------------------------------------------------------------

(a)  Per share data based on average shares outstanding.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns shown exclude the effect of sales load.


 See accompanying notes which are an integral part of the financial statements.


PROSPECTUS                          22-23 SPREAD

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a share outstanding during each year

                                                                                          CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                           SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                                               2005           2004           2003           2002           2001
                                                           ------------   ------------   -------------  ------------   -------------
SELECTED PER SHARE DATA
Net asset value, beginning of year                            $ 9.85         $ 9.63        $ 8.26        $ 8.17         $14.44
                                                              ------         ------        ------        ------         ------
Income from investment operations
   Net investment (loss)                                       (0.31)         (0.55)        (0.48)        (0.53)(a)      (0.53)(a)
   Net realized and unrealized gain (loss)                      0.89           0.77          1.85          0.62(a)       (5.38)(a)
                                                              ------         ------        ------        ------         ------
Total from investment operations                                0.58           0.22          1.37          0.09          (5.91)
                                                              ------         ------        ------        ------         ------
Less Distributions to shareholders:
   From net realized gain                                         --             --            --            --          (0.36)
                                                              ------         ------        ------        ------         ------
Total distributions                                               --             --            --            --          (0.36)
                                                              ------         ------        ------        ------         ------
Net asset value, end of year                                  $10.43         $ 9.85        $ 9.63        $ 8.26         $ 8.17
                                                              ======         ======        ======        ======         ======
TOTAL RETURN (b)                                                5.89%          2.28%        16.58%         1.10%        -41.37%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000)                                 $1,634         $2,168        $  609        $  642         $  837
Ratio of expenses to average net assets                         3.48%          5.75%         5.75%         5.75%          5.75%
Ratio of expenses to average net assets
   before waiver, reimbursement & recoveries                    6.94%          5.25%         6.02%         6.63%          5.90%
Ratio of net investment (loss) to average
   net assets                                                  (2.39)%        (4.72)%       (4.67)%       (5.17)%        (4.86)%
Ratio of net investment (loss) to average
   net assets before waiver, reimbursement
   & recoveries                                                (5.85)%        (4.22)%       (4.83)%       (6.05)%        (5.01)%
Portfolio turnover rate                                          396%           390%          311%          469%           674%

--------------------------------------------------------------------------------

(a)  Per share data based on average shares outstanding.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.


 See accompanying notes which are an integral part of the financial statements.


PROSPECTUS                          24-25 SPREAD

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ADDITIONAL INFORMATION

For investors who want more information about the Fund, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of the SAI, Annual and Semi-Annual Reports and request other information and ask questions about the Fund by contacting:

        Unified Fund Services, Inc.
        431 N. Pennsylvania Street
        Indianapolis, IN 46204
        Telephone: (888) 826-2520

The SAI, Annual and Semi-Annual Reports are not available on a Fund Internet Website in that the Fund does not have a Website.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders which are available without charge upon request. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The Fund's SEC File No. is 811-09497

                              DIVIDEND GROWTH TRUST
                        (formerly known as Eastern Point
                              Advisors Funds Trust)

                           RISING DIVIDEND GROWTH FUND


                                   PROSPECTUS

                                     Class A

                                     Class C

                                February 1, 2006


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                                      PAGE NO.

RISING DIVIDEND GROWTH FUND                                               3

FEES AND EXPENSES OF THE FUND                                             7

MANAGEMENT OF THE FUND                                                    8

OTHER SERVICE PROVIDERS                                                  10

YOUR ACCOUNT                                                             10

CHOOSING A SHARE CLASS                                                   11

BUYING SHARES                                                            12

SELLING YOUR SHARES                                                      15

ADDITIONAL INFORMATION ON BUYING AND
  SELLING FUND SHARES                                                    17

DIVIDENDS AND OTHER DISTRIBUTIONS                                        20

TAXES                                                                    21

OTHER INVESTMENT STRATEGIES AND RISKS                                    22

FINANCIAL HIGHLIGHTS                                                     23

ADDITIONAL INFORMATION                                           BACK COVER


PROSPECTUS                             2

RISING DIVIDEND GROWTH FUND ("FUND")

FUND INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund attempts to achieve its investment objective by investing in common stocks of domestic and foreign companies that have increased their dividend payments to shareholders for each of the past ten years or more.

Regardless of industry, the Fund invests at least 80% of its assets in common stocks of dividend-paying domestic and foreign companies whose market capitalization is at least $500 million and that have increased their dividend payments to stockholders for each of the past ten years or more. The Fund normally concentrates its investments in a group of 25-50 of such common stocks. The Fund is a growth and income fund with a long-term investment philosophy of investing solely in companies that have increased their common stock dividends for each of the past ten years or more. Once a company's stock is owned by the Fund, if the company does not increase its common stock dividend from one year to the next, the stock will be sold.

Stocks are selected for the Fund by seeking companies with strong earnings growth potential that have increased their common stock dividends at least each year for the past ten years. Special emphasis will be placed on those companies that the Fund believes demonstrate:

     o Consistently increasing dividends for each of the past ten years or more

     o    Financial stability

     o    Strong earnings growth potential

     o    Strong market position with solid pricing power

     o    Effective management leadership

     o    Prominent brand recognition

     o    Strong patent position

Current income created by rising common stock dividends is an important consideration in selecting the Fund's investments. The Fund may also invest in real estate investment trusts ("REITs") and other investments consistent with its rising dividend philosophy.

The Fund may also invest in master limited partnerships ("MLPs"). Many MLPs operate pipelines transporting crude oil, natural gas and other petroleum products along with associated facilities.


                                       3                              PROSPECTUS

TEMPORARY INVESTMENTS
To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in U.S. short-term money market instruments as a temporary defensive measure. These instruments include:

     o    Cash and cash equivalents

     o    U.S. government securities

     o    Certificates of deposit or other obligations of U.S. banks

     o Corporate debt obligations with remaining maturities of 12 months or less

     o    Commercial paper

     o    Demand and time deposits

     o    Repurchase agreements

     o    Bankers' acceptances

To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

PRINCIPAL RISKS
Any of the following situations could cause the Fund to lose money or underperform in comparison to its peer group:

Stock Market Risks: Movements in the stock market may affect the Fund's share prices on a daily basis. The overall market and the specific securities held by the Fund may decline in value and you could lose money.

Stock Selection Risks: The stocks in the Fund's portfolio may decline in value or not increase in value when the stock market in general is increasing or decreasing in value and you could lose money.

Non-Diversification: The Fund is non-diversified and may invest a greater portion of its assets in the securities of a single issuer than a diversified fund. As a result, the Fund may be more sensitive to economic, business, political or other changes affecting the prices of such issuers' securities, which may result in greater fluctuation in the value of the Fund's shares and you could lose money. The Fund intends, however, to continue to meet certain tax diversification requirements.

Foreign Securities: Investments in foreign securities may involve a greater degree of risk than securities of U.S. issuers. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

PROSPECTUS                             4

Securities of Smaller Companies: The securities of smaller companies may experience more market price volatility than the securities of larger companies. These companies are typically subject to more dramatic changes in earnings and business prospects than larger, more established companies. Additionally, the securities of smaller companies are less liquid because they tend to trade over-the-counter or on regional stock exchanges and the frequency and volume of their trading are often substantially less than for securities of larger companies.

Real Estate Investment Trusts (REITs): Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Mortgage REITs will be subject to credit risk, interest rate risk and prepayment risk with respect to the loans made. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan to fall. Prepayment risk is the risk that the mortgages underlying mortgage REITs may be paid off early, which makes it difficult to determine their actual maturity and, therefore, to calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower rates.

MLPs: Master limited partnerships are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

Management: Fund management's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. To the extent appropriate investments are not chosen, the Fund may decline in value and you could lose money.

SUITABILITY
The Fund may be appropriate for investors who seek capital appreciation with some current income and who are able to accept short-term fluctuations in return for the potential for greater long-term growth. Investors who are seeking significant current income or who have a conservative or short-term investment approach may wish to consider alternative investments.

PAST FUND PERFORMANCE
The bar chart and performance table below illustrate the risks of investing in the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year compare with those of a broad measure of market performance (e.g., Standard & Poor's 500 Composite Stock Index ("S&P 500 Index")).


                                       5                              PROSPECTUS

The bar chart shows changes in the Fund's performance from year to year, with respect to Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than shown.


Bar Chart:
2005    (2.21)%

      BEST QUARTER                 2.81% IN THE 2ND QUARTER OF 2005
      WORST QUARTER               -5.73% IN THE 1ST QUARTER OF 2005

The table shows how the Fund's average annual returns compare with those of its benchmark, the S&P 500 Index. The figures assume reinvestment of all dividends and other distributions. The performance calculations reflect the deduction of the maximum sales charges and annual fund operating expenses. Returns are presented for Class A Shares only. Class C commenced operations on April 14, 2005 and, since it has been operational for less than one calendar year, no performance information is shown for Class C Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PERFORMANCE TABLE (WITH MAXIMUM SALES CHARGES)
(Average annual total returns for the periods ended December 31, 2005)

                                                                  SINCE
                                                   1 YEAR       INCEPTION*
--------------------------------------------------------------------------
Class A Before Taxes                               -8.74%         2.87%
Class A After Taxes on Distributions               -8.74%         2.46%
Class A After Taxes on Distributions and
  Sale of Fund Shares                              -5.09%         1.78%
S & P 500 Index (reflects no deduction
  for fees, expenses or taxes)                      4.92%         9.66%


-------------------------
*    Inception date - Class A commenced operations on March 18, 2004.


PROSPECTUS                             6

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you could expect to pay if you buy and hold shares of the Fund. Shareholder Fees are one-time expenses paid directly from your investment. Annual Fund Operating Expenses come out of Fund assets and are reflected in the Fund's total return.

                                                 CLASS A SHARES  CLASS C SHARES
SHAREHOLDER FEES:
  (fees paid directly from your investment)
Maximum Sales Charge (Load)                            6.75%         None
  Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of offering price)      5.75%         None
  Maximum Contingent Deferred Sales Charge
    (as a percentage of the lesser of original
    purchase price or redemption proceeds)(1)          1.00%         None
Redemption Fee (as a percentage of
  amount redeemed)(2)                                  None          1.00%
ANNUAL FUND OPERATING EXPENSES:
(expenses deducted from Fund assets)
Management Fees                                        0.75%         0.75%
Distribution and Service (12b-1) fees(3)               0.40%         1.00%
Other Expenses(4)                                      1.89%         1.84%
                                                       -----         -----
Total Annual Fund Operating Expenses(5)                3.04%         3.59%
Expenses Waived and/or Reimbursed                      1.39%         1.34%
Total Net Annual Fund Expenses                         1.65%         2.25%

-------------------------
(1) The 1.00% contingent deferred sales charge applies only to purchases of $1 million or more either as a lump sum or through our cumulative quantity discount or letter of intent programs which are subsequently sold within 12 months of acquisition. These fees are not applied to shares acquired through reinvestment of dividends or capital gains. The contingent deferred sales charge may be waived for certain redemptions and distributions.
(2) The 1.00% redemption fee for Class C Shares applies only to redemptions within 12 months of acquisition. The fee is not applied to shares acquired through reinvestment of dividends or capital gains.
(3) Class A Shares: Includes an annual distribution fee of 0.25% and an annual service fee of .15% of the Class A Shares' average daily net assets. Class C
    Shares: An annual distribution fee of 0.75% and an annual service fee of 0.25% of the Class C shares' average daily net assets.
(4) Dividend Growth Advisors, LLC ("Advisor" or "DGA") has undertaken to voluntarily waive fees and/or reimburse expenses so that net Total Annual Fund Expenses do not exceed 1.65% for Class A shares and 2.25% for Class C shares. This voluntary action by the Advisor may be discontinued at any time on 60 days' notice.
    The Advisor is entitled to reimbursement of fees waived or remitted to the Fund under the terms of an Expense Reimbursement Agreement which is described further under "Management Fees" in the Prospectus.
(5) The Fund imposes a $15.00 charge for Fund redemptions under $10,000 made by wire. Prospectus


                                       7                              PROSPECTUS

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that:

o    you invest $10,000 in the Fund for the time periods indicated;

o    you redeem all of your shares at the end of each time period;

o    your investment has a 5% return each year;

o    all distributions are reinvested; and

o    the Fund's operating expenses remain the same.

This example is for comparison only. Actual returns and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

                                  1 YEAR      3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A                            $ 733      $1,337     $1,965      $3,645
Class C                            $ 328      $1,076     $1,846      $3,866

You would pay the following expenses if you did not redeem your shares:

                                  1 YEAR      3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A                            $ 633      $1,337     $1,965      $3,645
Class C                            $ 228      $1,076     $1,846      $3,866

MANAGEMENT OF THE FUND

The Advisor's offices are located at 108 Traders Cross, Suite 105, Bluffton, SC 29910. The Advisor manages the investments of the Fund in accordance with the Fund's investment objectives, policies and limitations. Prior to October 19, 2005, Eastern Point Advisors, Inc. ("EPA") was the investment advisor to the Fund and DGA was the sub-advisor to the Fund. Effective October 19, 2005, the Sub-Advisory Agreement between EPA and DGA was terminated.

The Advisor, a South Carolina limited liability company, is a registered investment adviser founded in 2003. In addition to acting as the investment adviser to the Fund and to the Capital Appreciation Fund, the Advisor also manages individual private accounts. As of December 31, 2005, the Advisor had approximately $231 million under management.

At a Special Meeting of Shareholders held on October 18, 2005, shareholders of the Fund approved a multi-manager structure for the Fund. The multi-manager arrangement permits the Trust and DGA to enter into, and materially amend sub-advisory agreements with any sub-adviser that may be retained in the future to manage the Fund without obtaining shareholder approval. In each instance, the


PROSPECTUS                             8

Board of Trustees of the Trust would need to have concluded that any sub-advisory arrangements were in the best interests of the Fund's shareholders and to have approved any related sub-advisory agreement. In addition, before a multi-manager arrangement could go into effect for the Fund, the Trust would have to have obtained the necessary exemptive relief in the form of an order from the Securities and Exchange Commission ("SEC"), or, alternatively, a proposed SEC rule on the subject would had to have been adopted. The Trust has not yet applied to the SEC for a multi-manager exemptive order. If the Trust does apply to the SEC for an order, there is no assurance that such an order will be granted.

PORTFOLIO MANAGEMENT
Thomas Cameron and Jere Estes serve as co-portfolio managers of the Fund. Mr. Cameron has been a portfolio manager of the Fund since the Fund's inception. Mr. Estes became a co-portfolio manager of the Fund on May 1, 2004, having served as a portfolio consultant to the Fund, prior thereto. Mr. Cameron has served as the chief investment officer of DGA since 2003 and is a director and founding member of DGA. Mr. Cameron has been managing portfolios using a rising dividend philosophy since 1979. From 1978 to 2000, Mr. Cameron served as vice president at Interstate Johnson Lane Brokerage in Charlotte, NC. Mr. Cameron served as a director of the Sovereign Investors Fund from 1979 until 1997 which utilized the rising dividend philosophy. Mr. Cameron is also founder of Cameron and Associates, a firm providing investment services to individuals, corporations, and institutional investors since July, 2000. From June, 2000 until March, 2004, Mr. Cameron was a registered representative of ProEquities, Inc. Mr. Estes served as a consultant to DGA from 2003 until May of 2004. Since June of 2004, Mr. Estes has served as a Managing Director of DGA. From 1992 to 1999, Mr. Estes served as Vice President/Director of Research and Senior Portfolio Manager at Sovereign Asset Management in Bryn Mawr, PA. From June of 1999 until May of 2004, Mr. Estes served as Senior Vice President and Chief Investment Officer at Bryn Mawr Trust Company in Bryn Mawr, PA. Mr. Estes was also a registered representative of Investors Capital Corporation from June of 2004 until December of 2004.

The Statement of Additional Information ("SAI") provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of shares of the Funds, if any.

MANAGEMENT FEES
Under the Advisory Agreement, the monthly compensation paid to the Advisor is accrued daily at an annual rate equal to 0.75% of the average daily net assets of the Fund.

The Advisor has voluntarily undertaken to waive a portion of its advisory fee and/or reimburse Fund expenses so that total annual operating expenses of the Fund do not exceed 1.65% for Class A shares and 2.25% for Class C shares. The


                                       9                              PROSPECTUS

Advisor has the right to terminate the fee waiver at any time with 60 days' notice. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding the current expense limits. The waived fees relating to operating expenses subject to recovery, at September 30, 2005, were as follows:

AMOUNT                                     TO BE REPAID BY SEPTEMBER 30,
------------------------------------------------------------------------
$ 38,057                                            2007
 411,979                                            2008

A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement of the Fund is available in the Fund's annual report to shareholders for the year ended September 30, 2005.

OTHER SERVICE PROVIDERS

DISTRIBUTOR
Unified Financial Securities, Inc. is the Distributor of the shares of Dividend Growth Trust ("Trust"). Prior to December 1, 2004, Investors Capital Corporation, an affiliate of the previous advisor, was the Distributor.

ADMINISTRATOR, FUND ACCOUNTING SERVICES AGENT, DIVIDEND PAYING AGENT AND TRANSFER AGENT
Unified Fund Services, Inc. is the Fund administrator, accounting services agent, dividend paying agent and transfer agent for the Trust. Prior to November 1, 2004, Commonwealth Shareholder Services, Inc. was the Fund administrator, Commonwealth Fund Accounting was the Fund accounting services agent and dividend paying agent, and Fund Services, Inc. was the transfer agent of the Trust.

CUSTODIAN
Huntington National Bank is the custodian of the Trust. Prior to November 1, 2004, Brown Brothers Harriman & Co. was the custodian of the Trust.

YOUR ACCOUNT

INVESTING IN THE FUND
The Fund offers two classes of shares. Each class of shares has a different combination of sales charges, fees and other features. You should consult your financial advisor to determine which class best suits your investment goals and time frame.


PROSPECTUS                             10

CHOOSING A SHARE CLASS

CLASS A SHARES
Class A Shares have a maximum up-front sales charge of 5.75% that you pay when you buy your shares. The front-end sales charge for the Class A Shares decreases with the amount you invest and is included in the offering price.

                                    SALES CHARGE AS %
                                      OF NET AMOUNT
                                     SALES CHARGE AS %            INVESTED IN
AMOUNT INVESTED                     OF OFFERING PRICE              THE FUND
--------------------------------------------------------------------------------
less than $50,000                          5.75%                     6.10%
$50,000 but less than $100,000             4.75%                     4.99%
$100,000 but less than $500,000            3.75%                     3.90%
$500,000 but less than $1,000,000          2.75%                     2.83%
$1,000,000 or more                         0.00%                     N/A

Although purchases of $1,000,000 or more will not be subject to an up-front sales charge, a 1.00% contingent deferred sales charge will be assessed when such shares are sold within twelve months of their acquisition. (See "Contingent Deferred Sales Charges" on page 20 of this Prospectus).

Under certain circumstances, the sales charge for Class A Shares may be waived. Please see below as well as the SAI. Class A Shares are subject to an annual 12b-1 fee of 0.40%, of which 0.25% are annual distribution fees and 0.15% are annual service fees paid to the Distributor, dealers or others for providing personal services and maintaining shareholder accounts.

WAYS TO REDUCE SALES CHARGES
Investors can reduce or eliminate sales charges on Class A shares under certain conditions:

COMBINED PURCHASES
Purchases made at the same time by an individual, his or her spouse and any children under the age of 21 are added together to determine the sales charge rate.

EMPLOYEES AND CLIENTS OF CERTAIN ENTITIES
Shares may be sold without a sales charge to officers, directors, trustees and employees of the Advisor and/or any of its affiliated companies and immediate family members of any of these people. Shares may also be sold without a sales charge to individuals with an investment account or relationship with the Advisor.


                                       11                             PROSPECTUS

LETTER OF INTENT
This non-binding agreement allows you to purchase Class A Shares over a period of 13 months with the sales charge that would have applied if you had purchased them all at once.

COMBINATION PRIVILEGE
You can use the combined total value of Class A Shares of the Fund you own for the purpose of calculating the sales charge.

PLEASE NOTE:
YOU MUST ADVISE YOUR DEALER, THE TRANSFER AGENT OR THE FUND IF YOU QUALIFY FOR A REDUCTION AND/OR WAIVER OF SALES CHARGES.

CLASS C SHARES
Class C Shares have no up-front sales charge, so that the full amount of your purchase is invested in the Fund.

     - Class C Shares are subject to an annual 12b-1 fee of 1.00%, of which 0.75% are annual distribution fees and 0.25% are service fees paid to the Distributor, dealers or others for providing personal services and maintaining shareholder accounts.

     - Because of the higher 12b-1 fees, Class C Shares have higher expenses and pay lower dividends than Class A Shares.

The Fund has adopted a Class A Shares 12b-1 plan and a Class C Shares 12b-1 plan that allow the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BUYING SHARES

You can purchase shares of the Fund through broker-dealers or directly through the Advisor. You may buy shares of the Fund with an initial investment of $5,000 (or $1,000 for individual retirement accounts ("IRAs")) or more. Additional investments may be made for as little as $250. The Fund has the right to waive the minimum investment requirements for employees of the Advisor and its affiliates. The Fund also has the right to reject any purchase order.


PROSPECTUS                             12

PURCHASE PRICE/DETERMINATION OF NAV
The price of the Fund's shares is based on the net asset value (the "NAV") plus any applicable front-end sales charge for Class A Shares (the "Offering Price"). The Fund calculates the NAV by adding the total market value of the investments and other assets, subtracting any liabilities and then dividing that figure by the total number of shares outstanding (assets - liabilities/number of shares outstanding = NAV).

The Fund's investments are valued based on market value. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable. When the Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its Trustees. The Fund may also use these methods to value certain types of illiquid securities. Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to the Fund's net asset value calculation. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Advisor, operating under procedures approved by the Board of Trustees of the Trust, instead of being determined by market prices. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange (the "NYSE"), which is normally 4 p.m. Eastern Time. If the Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.


                                       13                             PROSPECTUS

If you pay a sales charge, your price will be the Fund's offering price. When you buy shares at the offering price, the Fund deducts the appropriate sales charge and invests the rest in the Fund. If you qualify for a sales charge waiver, your price will be the Fund's NAV.

TO BUY SHARES

         INITIAL INVESTMENT                     SUBSEQUENT INVESTMENTS
BY MAIL
o Complete and sign the account application.    o Make your check payable to the
o Make your check payable to the Rising           Rising Dividend Growth Fund.
  Dividend Growth Fund                          o Fill out an investment slip from an
o Mail the application and your check to:         account statement, include your
                                                  name and account number.
                                                  Mail to:
  DIVIDEND GROWTH TRUST                           DIVIDEND GROWTH TRUST
  P.O. BOX 6110                                   P.O. BOX 6110
  INDIANAPOLIS, IN 46206                          INDIANAPOLIS, IN 46206
o Minimum initial investment is $5,000          o Minimum subsequent investment
  for non-qualified accounts; $1,000              for all accounts is $250.
  minimum for IRAs.

BY WIRE
o Call the transfer agent at (888) 826-2520     o Call the transfer agent at (888)
  to arrange for a wire purchase. For same        826-2520 to arrange for a
  day purchase, the wire must be received         wire purchase. For same day
  by 4:00 p.m. Eastern Time.                      purchase, the wire must be
                                                  received by 4:00 p.m.
                                                  Eastern Time.
o Wire federal funds to:                        o Wire federal funds to:
  HUNTINGTON BANK                                 HUNTINGTON BANK
  ABA # 044000024                                 ABA # 044000024
  ACCOUNT #01892281162                            ACCOUNT #01892281162
  FOR FURTHER CREDIT                              FOR FURTHER CREDIT
  (YOUR NAME, FUND, ACCOUNT #)                    (YOUR NAME, FUND, ACCOUNT #)
  FBO:                                            FBO:
  (INSERT YOUR NAME AND                           (INSERT YOUR NAME AND
    ACCOUNT NUMBER.)                                ACCOUNT NUMBER.)
o Mail completed account application            o Note: Your bank may charge a
  to the address above.                           wire fee.
o Note: Your bank may charge a wire fee.

BY AUTOMATIC INVESTMENT PLAN
o You must open a regular Fund account with     o Call (888) 826-2520 to request
  $5,000 minimum prior to                         the form.
  participating in this plan.                   o Complete and return the form
                                                  and any other required materials.

Brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees, which would not be charged if shares were purchased directly from the Fund.


PROSPECTUS                             14

                                                         NEW ACCOUNT APPLICATION
                                                               INSTRUCTIONS

DIVIDEND GROWTH ADVISORS, LLC.


INVESTOR INFORMATION

As an investor, you are responsible for selecting a form of ownership that complies with the laws of your state of residence. Consult your financial advisor or an attorney if you need assistance.

1. INDIVIDUAL - An account that represents one adult's self-controlled investment.

2. JOINT ACCOUNTS are owned by 2 or more adults. Since there are several options, please select a type of joint ownership on the New Account Form. If you do not, Joint Tenants with Rights of Survivorship will apply to your account.

     o JOINT TENANTS WITH RIGHTS OF SURVIVORSHIP (JTWROS) - Each tenant owns all shares equally. Upon the death of a tenant, the surviving tenant(s) takes ownership of the account.

     o TENANTS IN COMMON (TEN COM) - Each tenant owns a divisible interest that may not be equal (e.g., 40% and 60%). Upon the death of owner, the survivor maintains ownership of his/her percentage and the descendant's shares pass to his/her heirs. On the New Account Form, please enter the percentage of ownership next to each tenant's name.

     o TENANTS BY THE ENTIRETY (TEN ENT) - This registration applies only in certain states between spouses and each has a full interest in the account. Upon the death of one, the surviving spouse takes ownership of the account.

3.   UNIFORM GIFT TO MINOR'S ACT OR UNIFORM TRANSFER TO MINOR'S ACT (UGMA OR
     UTMA) - One adult serves as custodian to oversee an investment for one minor. The Custodian has authority, controlling the account for the child's benefit until the child reaches the age of majority.

4. TRUST UNDER AGREEMENT OR WILL - An agreement that appoints a Trustee to manage property in the best interest of another or to administer a Trust according to the terms of a Will. A copy of the trust or the trust document pages that identify the name of the trust, the date of the trust, the trustee(s) name, street, and mailing address, and the signature page of the trust must be provided to establish the account.

5.   CORPORATION, PARTNERSHIP OR OTHER BUSINESS ENTITY -

     o CORPORATION - The word "Incorporated", "Corporation", or the abbreviation "PC" is included in the name of the organization. A Corporate Resolution or Certificate of Incumbency originally certified within the last 60 days must be provided to establish the account. If publicly traded, you must provide CUSIP Number, Ticker Symbol, and exchange. If not publicly traded, official documentation to verify the entity's form of organization is required.

     o PARTNERSHIP - The word "Partnership" is included in the name of the organization. Partnership document or equivalent document confirming the existence of the entity and the individuals who have authorization to trade on behalf of the account are required to establish the account. If the entity is registered with a state corporation agency, A Good Standing Certificate with certified stamp/seal of the appropriate state agency is acceptable.

     o RETIREMENT PLAN - Only to be used if it is not a Unified Financial Securities sponsored retirement account. Please provide documents confirming the existence of the entity and the authority of all individuals who are authorized to act on behalf of this account.

     o OTHER BUSINESS ENTITY - Including non-profit and non-exempt organizations. Please provide documents confirming the existence of the entity and the authority of all individuals who are authorized to act on behalf of this account. Contact us to determine if additional documentation is required to open your account type.

NOTE: DO NOT USE THIS APPLICATION TO OPEN ANY UNIFIED FINANCIAL SECURITIES SPONSORED RETIREMENT ACCOUNT. PLEASE CONTACT US TO REQUEST THE APPROPRIATE APPLICATION.

FUND SELECTION AND INITIAL INVESTMENT

The initial investment minimum for the Rising Dividend Growth Fund is $5,000 and subsequent purchase minimums are $250. The initial investment minimum for the Capital Appreciation Fund is $250 and subsequent purchase minimums are $50. Please refer to the prospectus for additional information on the Fund minimums. Indicate your Fund selection and investment amount below in Part II. If you invest in more than one fund and send one check, be sure to enter the dollar amount you want to invest in each fund. If no dollar amount is indicated below, payment will be apportioned equally to the Fund(s). Make the check payable to Dividend Growth Trust for the total fund(s) investment. Third party checks, counter checks, starter checks, traveler's checks, money orders, credit card checks, and cash are not acceptable.

QUESTIONS?
If you have any questions regarding this application or how to invest, please call Shareholder Services at 1-888-826-2520.


Dividend Growth Trust GenApp-3 09/05                                 Page 1 of 8

                                                                     NEW ACCOUNT
                                                                     APPLICATION


IMPORTANT: In compliance with the USA PATRIOT Act, Federal law requires all financial institutions (including mutual funds) to obtain, verify, and record information that identifies each person who opens an account.


WHAT THIS MEANS FOR YOU: When you open an account, we will ask for your name, Social Security Number (SSN) or Tax Identification Number (TIN), a physical address (a Post Office box is not acceptable), date of birth, and other information that will allow us to identify you. We may also ask for additional identifying documents. The information is required for all owners, co-owners, or anyone who will be signing or transacting on behalf of a legal entity that will own the account. If any of this information is missing we will not be able to process your investment request. If we are unable to verify this information, your account may be closed and you will be subject to all applicable costs. If you have any questions regarding this application or how to invest, please call Shareholder Services at 1-888-826-2520.


PART I: INVESTOR INFORMATION (* Denotes Required Information)

The completion of this section is REQUIRED.

o To open any ONE of the following types of accounts - Please check the appropriate box.

o PLEASE DO NOT USE THIS APPLICATION FOR ANY UNIFIED FINANCIAL SECURITIES, INC. SPONSORED RETIREMENT ACCOUNT. A SEPARATE ACCOUNT APPLICATION IS AVAILABLE FOR THESE ACCOUNT TYPES.

[ ] INDIVIDUAL OR JOINT ACCOUNT JOINT TENANTS WITH RIGHTS OF SURVIVORSHIP TENANTS IN COMMON NO RIGHTS OF SURVIVORSHIP TENANTS BY THE ENTIRETY (THE ACCOUNT WILL BE REGISTERED AS JOINT TENANT WITH RIGHTS OF SURVIVORSHIP UNLESS YOU ADVISE US OTHERWISE OR TYPE OF OWNERSHIP IS NOT PERMITTED IN YOUR STATE)

_____________________________________________________ ___________________ __________________________
Owner's Name* (First, M.I., Last)                     Date of Birth*      Social Security Number*

_____________________________________________________ ___________________ __________ _______________
Street Address (Physical Address)*        Apartment # City*               State*     Zip Code*

_____________________________________________________ ___________________ __________ _______________
Mailing Address (if different from above)             City                State      Zip Code

_____________________________________________________ ___________________ __________________________
Co-Owner's Name* (First, M.I., Last)                  Date of Birth*      Social Security Number*

_____________________________________________________ ___________________ __________ _______________
Street Address (Physical Address)*        Apartment # City*               State*     Zip Code*

_____________________________________________________ ___________________ __________________________
Co-Owner's Name* (First, M.I., Last)                  Date of Birth*      Social Security Number*

_____________________________________________________ ___________________ __________ _______________
Street Address (Physical Address)*        Apartment # City*               State*     Zip Code*

                                                      _______________________________ ______________________________
[ ]  U.S. Citizen  [ ] Resident Alien (Country)                Daytime Phone                  Evening Phone

For mailing outside of U.S., provide:

_____________________ ___________________ ___________________________
Country of Residence  Province            Foreign Routing/Postal Code


Dividend Growth Trust GenApp-3 09/05                                 Page 2 of 8

PART I: INVESTOR INFORMATION (* DENOTES REQUIRED INFORMATION) CONTINUED...

[ ]  UNIFORM GIFT TO MINOR'S ACT OR UNIFORM TRANSFER TO MINOR'S ACT
     (UGMA OR UTMA)

_____________________________________________________ _____________________ _________________________
Custodian's Name* (First, M.I., Last)                 Date of Birth*        Social Security Number*

_____________________________________________________ _____________________ _________ _______________
Street Address (Physical Address)*        Apartment # City*                 State*    Zip Code*

_____________________________________________________ _____________________ _________ _______________
Mailing Address (if different from above)             City                  State     Zip Code

_____________________________________________________ _____________________ _________________________
Minor's Name* (First, M.I., Last)                     Date of Birth*        Social Security Number*

_____________________________________________________ _____________________ __________ ______________
Street Address (Physical Address)*        Apartment # City*                 State*     Zip Code*


NOTE: Please list all individuals who will have authority to open and/or transact business for this account on behalf of the legal entity in whose name this account will be registered. You must provide the following information for each person listed on the account each individual's full name, date of birth, personal Taxpayer Identification Number (TIN), and physical residential address (a Post Office box is not acceptable).

[ ]  TRUST UNDER AGREEMENT OR WILL

     REQUIRED - A copy of the trust or the trust document pages that identify the name of the trust, the date of the trust, the trustee(s) name, street, and mailing address, and the signature page of the trust.

This application must be signed and completed for all trustees. If you require additional space, please include information on a separate sheet of paper.

_____________________________________________________ _________________________ ___________________________
Name of Trust*                                        Date of Trust*            Tax Identification Number*

_____________________________________________________ _________________________ ___________________________
Name of Trustee* (First, M.I., Last)                  Date of Birth*            Social Security Number*

_____________________________________________________ _________________________ __________ ________________
Street Address (Physical Address)*        Apartment # City*                     State*     Zip Code*

_____________________________________________________ _________________________ __________ ________________
Mailing Address (if different from above)             City                      State      Zip Code

CO-TRUSTEE, if any:

____________________________________________________ __________________________ ___________________________
Name of Trustee* (First, M.I., Last)                 Date of Birth*             Social Security Number*

_____________________________________________________ _________________________ __________ ________________
Street Address (Physical Address)*        Apartment # City*                     State*     Zip Code*

_____________________________________________________ _________________________ __________ ________________
Mailing Address (if different from above)             City                      State      Zip Code


Dividend Growth Trust GenApp-3 09/05                                 Page 3 of 8

PART I: INVESTOR INFORMATION (* DENOTES REQUIRED INFORMATION) CONTINUED...

CORPORATION, PARTNERSHIP, RETIREMENT PLAN, OR OTHER BUSINESS ENTITY

REQUIRED - All registrations require documentation confirming the existence of the entity and proof of the individuals who have authorization to act on behalf of this account along with these individuals identifying information. Please refer to the instruction sheet on the first page of this application for all other required identifying documentation.

This application must be signed and completed for ALL corporate officers whose signatures are required under the corporate by-laws and anyone authorized to place transactions on this account. If you require additional space, please include information on a separate sheet of paper.

TYPE OF ENTITY:

[ ]  Corporation   [ ]  Partnership   [ ]  Retirement Plan (Non-Unified
                                           Financial Securities, Inc. sponsored
                                           retirement accounts only)

[ ]  Other: (specify) ____________________________

If publicly traded, Exchange Number: ________________ CUSIP: ____________ Ticker Symbol:_________________

____________________________________________________               ______________________________________
Name of Corporation, Partnership or Other Entity*                  Entity's Tax Identification Number*

____________________________________________________ ____________________ ___________ ___________________
Street Address (Physical Address)*       Apartment # City*                State*      Zip Code*

____________________________________________________ ____________________ ___________ ___________________
Mailing Address (if different from above)            City                 State       Zip Code

____________________________________________________ ____________________ _______________________________
Name of First Authorized Signor* (First, M.I., Last) Date of Birth*       Social Security Number*

____________________________________________________ ____________________ ___________ ___________________
Street Address (Physical Address)*       Apartment # City*                State*      Zip Code*

____________________________________________________ ____________________ _______________________________
Name of Second Authorized Signor* (First, M.I., Last) Date of Birth*      Social Security Number*

____________________________________________________ ____________________ ___________ ___________________
Street Address (Physical Address)*       Apartment # City*                State*      Zip Code*

PART II: FUND SELECTION AND INITIAL INVESTMENT

The completion of this section is REQUIRED.

Select the fund(s) you want to invest in now. Choose the appropriate share class for your investment. Next to the fund name, indicate the amount of your investment. Refer to the prospectus for purchase requirements. Indicate the TOTAL amount you are investing. Redemption proceeds of shares purchased by check are not available for 15 calendar days.

                A. FUND CHOICE: AMOUNT:

                Rising Dividend Growth Fund Class A     $ _____

                Rising Dividend Growth Fund Class C     $ _____

                Capital Appreciation Fund Class A       $ _____

                Capital Appreciation Fund Class C       $ _____

                         TOTAL INVESTMENTS $ __________


*NOTE: Rising Dividend Growth Fund minimums are $5,000 initial investment, $250 subsequent investments. Capital Appreciation Fund minimums are $250 initial investment, $50 subsequent investments. Refer to the prospectus for additional information on minimum initial investment amounts.


Dividend Growth Trust GenApp-3 09/05                                 Page 4 of 8

PART III: DIVIDEND & CAPITAL GAINS OPTIONS

The completion of this section is REQUIRED.

If you do not mark one for each of the following selections all dividends and capital gains will be reinvested in the same fund that paid them.

DIVIDENDS                                    SHORT-TERM CAPITAL GAINS                     LONG-TERM CAPITAL GAINS
[ ] Reinvest into the same fund they         [ ] Reinvest into the same fund they         [ ] Reinvest into the same fund they
    were paid                                    were paid                                    were paid
[ ] Pay in CASH to my address of record      [ ] Pay in CASH to my address of record      [ ] Pay in CASH to my address of record
[ ] Automatically deposit into my bank       [ ] Automatically deposit into my bank       [ ] Automatically deposit into my bank
account (complete bank account Part VIII)    account (complete bank account Part VIII)    account (complete bank account Part VIII)

PART IV: REDUCED SALES CHARGE

[ ] RIGHTS OF ACCUMULATION - I qualify for the Right of Accumulation privilege based on existing accounts owned by my immediate family (my own, spouse and dependent children under 21). Listed below are the fund and account numbers of the accounts that should be combined with this new account.

--------------------------------------------------------------------------------

[ ] LETTER OF INTENT - To qualify for a reduced sales charge, I agree to the Letter of Intent, including the escrow agreement, as described in the prospectus and statement of additional information. Although I am not obligated, it is my intention to invest the following amount within the next 13-months:


[ ] $50,000    [ ] $100,000    [ ] $250,000    [ ] $500,000    [ ] $1,000,000

Listed below are the fund and account numbers for existing accounts to be applied toward the Letter of Intent:

--------------------------------------------------------------------------------

NOTE: If the amount indicated in the Letter of Intent is not invested within 13 months, regular sales charge rates will apply to shares purchased and any difference in the sales charge owed versus the sales charge previously paid will be deducted from escrowed shares. Please refer to the Prospectus for terms and conditions.

[ ] Process the enclosed purchase for NAV purchases. I certify that this account is eligible to purchase shares at NAV according to the terms set forth in the fund prospectus, and I have completed the Net Asset Value Form.

PART V: TELEPHONE TRANSACTION PRIVILEGES

The completion of this section is optional.

Telephone instructions may be provided by any registered owner or the broker/dealer of record. Telephone requests for investments or withdrawals can be made on any day the Fund(s) are open for business. Requests must be received by the close of trading of the NYSE, normally 4 p.m. (Eastern) (Redemption proceeds of shares purchased by check are not available until payments for those shares are collectible. This may take up to fifteen (15) calendar days.) To allow for on demand telephone investments or withdrawals by transferring money directly between your mutual fund and your bank account via ACH (Automated Clearing House) please Complete Bank Account Information Part VIII.

Your account automatically includes the telephone redemption and exchange privileges. In the case of telephone redemptions, a check will be mailed to the address and owners listed on your account, unless instructed to go via ACH to the bank information provided in Part VIII.

Please check the box below if you DO NOT want these privileges.

[ ] By checking this box, you DO NOT authorize Dividend Growth Trust to accept and act upon telephone instructions from any registered owner or the broker/dealer of record for the redemption of shares and/or the exchange of shares between one or more of the Dividend Growth Trust funds.


Dividend Growth Trust GenApp-3 09/05                                 Page 5 of 8

PART VI: SYSTEMATIC INVESTMENT PROGRAM

The completion of this section is optional.

[ ] SYSTEMATIC INVESTMENT PROGRAM - This option provides an automatic investment into your mutual fund(s) by transferring money directly from your bank account via ACH* (Automated Clearing House) on a scheduled basis. Please refer to the fund prospectus for additional information on transaction, account minimums, and other account restrictions. Please provide all of your bank account information AND attach a voided check or deposit slip where requested in
Part VIII. *Redemption proceeds of fund shares purchased via ACH are not available for a period of fifteen (15) calendar days.

I authorize Dividend Growth Trust to initiate investments into my mutual fund account according to the following frequency:

[ ] Annually        [ ] Semi-Annually     [ ] Quarterly        [ ] Bi-Weekly         [ ] Specific Months (specify):
[ ] January         [ ] February          [ ] March            [ ] April             [ ] May           [ ] June
[ ] July            [ ] August            [ ] September        [ ] October           [ ] November      [ ] December

Fund ______________________________________________ Amount $ _________________________ Day of Month (1st, 15th, etc.) ____________
     (Account balance must be a minimum of $5,000)

PART VII: SYSTEMATIC WITHDRAWAL PROGRAM

The completion of this section is optional.

SYSTEMATIC WITHDRAWAL PROGRAM - This option provides an automatic withdrawal of money from your mutual fund(s). Money can be sent to your address of record or transferred to your bank account via ACH (Automated Clearing House). For transfers sent to your bank account please provide all of your bank account information AND attach a voided check or deposit slip where requested in Part VIII.

[ ] SYSTEMATIC WITHDRAWAL PROGRAM TO ADDRESS OF RECORD SYSTEMATIC WITHDRAWAL PROGRAM VIA ACH (COMPLETE PART VIII)

I authorize Dividend Growth Trust to initiate withdrawals from my mutual fund account according to the following frequency:

[ ] Annually        [ ] Semi-Annually     [ ] Quarterly        [ ] Bi-Weekly         [ ] Specific Months (specify):
[ ] January         [ ] February          [ ] March            [ ] April             [ ] May           [ ] June
[ ] July            [ ] August            [ ] September        [ ] October           [ ] November      [ ] December

Fund ______________________________________________ Amount $ _________________________ Day of Month (1st, 15th, etc.) ____________
     (Account balance must be a minimum of $10,000)          ($100 minimum withdrawal)

PART VIII: BANK ACCOUNT INFORMATION

________________________________________________________ _______________________
Bank Name                                                ABA number (if known)

________________________________________________________
Bank Address

________________________________________________________ ________ ______________
City                                                     State    Zip Code

________________________________________________________ _______________________
Name(s) on Bank Account                                  Bank Account Number

________________________________________________________
Name(s) on Bank Account


Dividend Growth Trust GenApp-3 09/05                                 Page 6 of 8

Please attach one voided check or deposit ticket.  [ ] Checking      [ ] Savings


________________________________________________________________________________

John and Jane Doe                                                           1003
123 Any Street                          Date __________________
Anytown, USA 12345


PAY TO THE
                        ________________________________________
ORDER OF _______________ Tape your voided check or preprinted   __$_____________
________________________          deposit slip here.            _________DOLLARS

BANK NAME               Please do not use staples to attach it.
BANK ADDRESS            ________________________________________

MEMO ___________________________________  ______________________________________
0: 123456789: 00 123456789 00 : 1003

________________________________________________________________________________


PART IX: DUPLICATE ACCOUNT STATEMENT

[ ]  Yes, please send a duplicate account statement to:

__________________________________________
Name

__________________________________________ ________________ __________ _________
Street Address                             City             State      Zip Code

PART X: SIGNATURE

The completion of this section is REQUIRED.

By signing this form, I represent and warrant that: (a) I am of legal age in my state of residence and wish to purchase shares of the Fund as described in the current Prospectus; and (b) I have the full right, power and authority to invest in the Fund; and (c) I have received a current Prospectus of the Fund and agree to be bound by its terms; and (d) I understand that no certificates will be issued and that my confirmation statement will be evidence of my ownership of fund shares.

     UNDER PENALTIES OF PERJURY, I CERTIFY THAT: (1) THE NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (I) I AM EXEMPT FROM BACKUP WITHHOLDING, OR (II) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE (IRS) THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (III) THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING, AND (3) I AM A U.S. PERSON (INCLUDING A U.S. RESIDENT ALIEN).

     CERTIFICATION INSTRUCTIONS. You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return. For real estate transactions, item 2 does not apply. For mortgage interest paid, acquisition or abandonment of secured property, cancellation of debt, contributions to an individual retirement arrangement (IRA), and generally, payments other than interest and dividend, you are not required to sign the Certification, but you must provide your correct TIN. (See IRS Form W-9, which is available from the Fund, for more information).

     Non-U.S. Investors must furnish a social security number or taxpayer identification number. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are certifying that each person listed below are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or designated officer of the organization must certify the authority of the persons signing on the space provided below).

X                                                               X
______________________________________________________________  ______________________________________________________________
Shareholder, Custodian, Trustee, or Authorized Officer   Date   Shareholder, Custodian, Trustee, or Authorized Officer   Date

X                                                               X
______________________________________________________________  ______________________________________________________________
Shareholder, Custodian, Trustee, or Authorized Officer   Date   Shareholder, Custodian, Trustee, or Authorized Officer   Date

Note: All account owners and authorized signers must sign above.


Dividend Growth Trust GenApp-3 09/05                                 Page 7 of 8

FOR DEALER USE ONLY


____________________________________________         _____________________________________________
Financial Institution Name                           Representative's Full Name

____________________________________________         _____________________________________________
Address                                              Representative's Branch Office Telephone Number

____________________________________________         ________________ ____________________________
City                                                 State            Zip Code

______________                          _______________               ____________________________
Dealer Number                           Branch Number                 Representative Number


X                                           X
__________________________________________  ______________________________________________________
Representative's Signature                  Supervisor's Signature

Application Checklist

     [ ] Completed all required sections of the application (Parts I, II,
         III, X)
     [ ] Provided account owner name, residential address, date of birth and Social Security Number or Tax Identification Number for all individuals listed on the application
     [ ] Included all identifying documents for non-individuals or entity registrations
     [ ] Enclosed check which meets the fund(s) minimum and is made payable to
         Dividend Growth Trust
     [ ] Provided all required signatures
     [ ] Completed bank information for Systematic Investment Program or
         Systematic Withdrawal Program via ACH options and enclosed a preprinted voided check or savings deposit slip.


MAILING INSTRUCTIONS

PLEASE MAIL-COMPLETED
APPLICATION TO:         REGULAR MAIL DELIVERY         OVERNIGHT DELIVERY
                        Dividend Growth Trust         Dividend Growth Trust
                        P.O. Box 6110                 431 N. Pennsylvania Street
                        Indianapolis, IN 46206-6110   Indianapolis, IN 46204


Dividend Growth Trust GenApp-3 09/05                                 Page 8 of 8

The Fund may accept telephone orders unless you decline telephone privileges on your account application. You may be responsible for any fraudulent telephone orders as long as the Fund takes reasonable measures to verify the orders.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR
OPENING A NEW ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for identifying documents, and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

RETIREMENT ACCOUNTS
Shares of the Fund are available for purchase through IRAs and other retirement plans. These tax-deferred plans allow you to shelter your net investment income and net capital gains from current income taxes. Accounts established under such plans must have all dividends reinvested in the Fund. You should consult your tax advisor before purchasing shares for a retirement plan. For more information about these plans or for an IRA application, please call (888) 826-2520.

SELLING YOUR SHARES

You may sell or "redeem" your shares on any day the NYSE is open, either directly through the Advisor or through your broker-dealer. The price you receive will be the NAV next calculated after the Fund's transfer agent receives your redemption request in proper order (less redemption fees and contingent deferred sales charges, if applicable).

SELLING RECENTLY PURCHASED SHARES
The Fund will redeem shares that were recently purchased by check, but may delay mailing the proceeds for up to eight business days to allow the purchase check to clear. If the purchase check has cleared, the eight business day period will not apply.

SIGNATURE GUARANTEES
A signature guarantee protects you against fraud by guaranteeing your signature is authentic. A guarantee is required on all redemption requests over $10,000 or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record. Most banks or financial institutions can provide you with a signature guarantee, but a notary public can not.


                                       15                             PROSPECTUS

When the Fund requires a signature guarantee, a New Technology medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

TO SELL SHARES:

BY MAIL
o Submit a written request for redemption with:   o Mail your request to:
o The Fund's name;                                  DIVIDEND GROWTH TRUST
o Your Fund account number;                         P.O. BOX 6110
o The dollar amount or number of shares or          INDIANAPOLIS, IN 46206
  percentage of the account to be redeemed;       o A check will be mailed to the name
  and                                               and address in which the account
o Signatures of all persons required to             is registered.
  sign for transactions, exactly as the
  shares are registered.

 BY WIRE
o This option must be elected either in the       o Wire redemption requests must be
  initial application or subsequently in writing    received before 10:00 a.m.
  with a signature guarantee.                       Eastern Time for money to be wired
o Call the transfer agent at (888) 826-2520         the same business day.
  with your request.                              o There is a $15.00 charge for
                                                    redemptions under $10,000 made
                                                    by wire.

BY TELEPHONE
o The Fund may accept telephone redemptions       o The Fund will use reasonable
  unless you decline telephone privileges           procedures to confirm that the
  on your account application.                      request is genuine.
o Call the transfer agent at (888) 826-2520       o Written confirmation will
  with your request.                                be provided.


PROSPECTUS                             16

BY SYSTEMATIC WITHDRAWAL PLAN
o Complete the appropriate section on the         o Withdrawals can be monthly,
  Account Application or call (888) 826-2520        quarterly, semi-annually or annually.
  to request a form to add the plan.                The minimum amount is $100.
o To participate, you must own or                   Redemption fees will not be charged
  purchase shares with a value of                   under this plan.
  at least $10,000.

PLEASE NOTE THAT IF YOU USE A BROKER-DEALER OR FINANCIAL INSTITUTION TO ASSIST YOU IN ANY OF THESE TRANSACTIONS, THEY MAY CHARGE A FEE FOR THIS SERVICE THAT WOULD NOT BE CHARGED BY THE FUND.

Under certain circumstances, the Fund may effect redemptions in-kind as described in more detail in the SAI.

ADDITIONAL INFORMATION ON BUYING AND SELLING FUND SHARES

GENERAL POLICIES
The Fund reserves the right to:

     o    Change the minimum investment amounts;

     o Cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear; and

     o Reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

MARKET TIMING POLICIES AND PROCEDURES
Some investors try to profit from a strategy of frequent purchases and redemptions of Fund shares commonly known as market timing. Such activity can be harmful to Fund shareholders. The risks of frequent purchases and redemptions of Fund shares include:

     o    Dilution in the value of Fund shares held by long-term investors

     o    Interference with efficient management of the Fund's portfolio

     o    Increased brokerage and administrative costs

     o To the extent the Fund invests in foreign securities, the risk that the Fund is more susceptible to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets.


                                       17                             PROSPECTUS

The Board of Trustees of the Trust has adopted a policy designed to discourage frequent purchases and redemptions by shareholders. In furtherance of this policy, the Board of Trustees has adopted the following procedures:

     o The Fund limits a shareholder's purchases or exchanges for sixty (60) calendar days after the shareholder has redeemed or exchanged out of the Fund.

     o Transactions involving more than $1 million or ten percent (10%) of total Fund assets will be reviewed prior to execution to determine whether the activity will be harmful to other shareholders in the Fund.

The Fund reserves the right to impose the following restrictions:

     o Imposition of a redemption fee or modification of any applicable existing redemption fee;

     o Exchanges may only be made by U.S. mail; no exchanges will be permitted to be made electronically, by telephone or by facsimile;

     o Suspension or termination of a shareholder's right to purchase or exchange shares of the Fund;

     o Shareholders who exceed, or are suspected of exceeding, the restrictions listed above may be placed on a "watch list." Shareholders who have been placed on such list will have their transactions scrutinized before they are permitted to make further purchases of Fund shares to determine that such activity is not harmful to the Fund.

Omnibus account transactions will be reviewed to determine whether such transactions are harmful to the Fund. To the extent that the activity is deemed harmful to the Fund, the restrictions provided for above will be imposed.

The Fund, through its service providers, including the Advisor, applies these policies with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. There can be no assurance that the Fund will be able to eliminate all market-timing activities.


PROSPECTUS                             18

EXCEPTIONS TO RESTRICTIONS ON FREQUENT PURCHASE AND REDEMPTION POLICY AND PROCEDURES:

Notwithstanding the policy and procedures set forth above, the Fund will permit frequent purchases and redemptions under the following limited circumstances:

     o    Systematic Withdrawal Plan

     o    National emergency

     o    Market volatility

     o Accounts held by certain retirement plans (such as 401(k) plans) which allow for frequent purchases and redemptions.

TIMING OF PURCHASE OR SALE REQUESTS
All requests received in good order by the transfer agent before the close of the NYSE, typically 4:00 p.m. Eastern Time, will be executed the same day, at that day's NAV. Orders received after the close of the NYSE will be executed the following day, at that day's NAV. The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent. Purchase and redemption orders are executed only on days when the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

REDEMPTION POLICIES
Payment for redemptions of Fund shares is usually made within one business day, but no later than seven calendar days after receipt of your redemption request, unless your purchase check has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders, or (3) an emergency exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

REDEMPTION FEES
To discourage short-term trading, purchases of Class C Shares are subject to a 1.00% redemption fee on shares redeemed within 12 months of acquisition. Redemption fees are not imposed on shares acquired through the reinvestment of dividends or capital gain distributions or involuntarily redeemed shares.


                                       19                             PROSPECTUS

CONTINGENT DEFERRED SALES CHARGES
Purchases of Class A shares of $1 million or more either as a lump sum or through our cumulative quantity discount or letter of intent programs that are subsequently sold within 12 months of acquisition are subject to a 1.00% contingent deferred sales charge. Contingent deferred sales charges are not imposed on shares acquired through the reinvestment of dividends or capital gain distributions or involuntarily redeemed shares. The contingent deferred sales charge may be waived for certain redemptions and distributions.

MINIMUM BALANCES
The Fund may redeem your remaining shares at NAV if the balance of your account falls below $5,000 (or $1,000 for IRAs) due to redemptions. The Fund will notify you if your balance has fallen below these amounts, and you will have 60 days to increase your account balance before your shares are redeemed. The Fund may close any account without notice if the account is inactive and the value of the account is $0.

MAILINGS TO SHAREHOLDERS
The Fund mails quarterly statements summarizing the activity in your account(s) and confirmations following each purchase or sale of your Fund shares. To reduce expenses, the Fund will limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call (888) 826-2520.

DIVIDENDS AND OTHER DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid quarterly. The Fund intends to distribute annually any net capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses. Net capital gains represent the amount the Fund realizes from the sale of securities at a gain (i.e., for an amount exceeding its cost therefor) over the losses it realizes from the sales of securities.

REINVESTMENT OPTION: Dividend and capital gain distributions will be automatically reinvested in additional shares of the distributing class of the Fund unless you elect to receive them by check on the account application. You may change your distribution option at any time by requesting a change in writing. You must have your distributions reinvested if you participate in the Systematic Withdrawal Plan or any retirement plans. Distributions are reinvested on the ex-distribution date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.


PROSPECTUS                             20

TAXES

It is important that you consider the tax consequences of investing in the Fund. Generally, any time you redeem or exchange shares of the Fund, it will be considered a taxable event. The amount of the gain or loss will depend on the purchase and redemption prices of your shares. Any long-term or short-term capital gains realized from redemption or exchange of your shares will be subject to federal income tax. If you are an individual and held your Fund shares for more than one year at the time of your redemption or exchange thereof, that tax will be imposed at a maximum rate of 15%.

In general, dividends and other distributions you receive from the Fund are taxable for federal income tax purposes whether you reinvest them in additional shares or take them in cash. Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable to you as ordinary income, except that the Fund's dividends attributable to its "qualified dividend income" (i.e., dividends received on stock of most domestic corporations, excluding REITs, and certain foreign corporations with respect to which the Fund satisfies certain holding period, debt-financing and other restrictions) and designated by it as such generally will be subject to federal income tax for individual shareholders who satisfy those restrictions with respect to their Fund shares at the 15% maximum rate for net capital gain mentioned above. A portion of the Fund's dividends -- not exceeding the aggregate dividends it receives from domestic corporations only -- also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions to you of the Fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be taxable to you as long-term capital gains, at the 15% rate, regardless of how long you have held your Fund shares. Every year you will be sent information showing the amount and status of dividends and other distributions you received from the Fund during the prior year.

If you purchase shares of the Fund just prior to a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. The dividend distributed to you would be included in your taxable income, even though you may not have participated in the increase in the NAV of the Fund. You should consider the potential tax consequences of purchasing shares of the Fund close to the end of the year.


                                       21                             PROSPECTUS

The foreign, state and local income tax consequences of investing in the Fund may differ materially from the federal income tax consequences described above. In addition, this discussion is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts, and Roth IRAs. This discussion is not a complete analysis of the federal tax implications of investing in the Fund. Additional tax information is available in the SAI under "Taxes." You should consult your tax advisor before investing.

BACKUP WITHHOLDING: The Fund must withhold and remit to the U.S. Treasury 28% of dividends, capital gain distributions and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual or certain other non-corporate shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (together with the withholding described in the next sentence, "backup withholding"). Withholding at that rate also is required from the Fund's dividends and capital gain distributions otherwise payable to such a shareholder who otherwise is subject to backup withholding. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's main investment strategies are set out in the front of the Prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this Prospectus, but which are described in detail in the Fund's SAI. You may obtain a copy of the SAI without charge by calling (888) 826-2520.

PORTFOLIO HOLDINGS
A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


PROSPECTUS                             22

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and other distributions. Briggs, Bunting & Dougherty, LLP, an independent registered public accounting firm, has audited this information and their report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The table below sets forth financial data for a share outstanding throughout the periods.

                                       23                             PROSPECTUS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a share outstanding during each period Prospectus

                                                            CLASS A
                                                 ------------------------------
                                                    YEAR ENDED     PERIOD ENDED
                                                 SEPTEMBER 30,    SEPTEMBER 30,
                                                          2005          2004(a)
SELECTED PER SHARE DATA
Net asset value, beginning of period                   $ 10.35       $ 10.00
                                                        ------        ------
Income from investment operations
   Net investment income                                  0.01          0.04
   Net realized and unrealized gain                       0.65          0.35
                                                        ------        ------
Total from investment operations                          0.66          0.39
                                                        ------        ------
Less Distributions to shareholders:
   From net investment income                            (0.01)        (0.04)
   From net realized gain                                (0.01)           --(b)
   From tax return of capital                            (0.13)           --
                                                        ------        ------
Total distributions                                      (0.15)        (0.04)
                                                        ------        ------
Net asset value, end of period                          $10.86        $10.35
                                                        ======        ======

TOTAL RETURN (c)                                          6.36%         3.92%(d)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                        $38,167       $19,721
Ratio of expenses to average net assets                   1.65%         1.65%(e)
Ratio of expenses to average net assets
   before waiver, reimbursement & recoveries              3.04%         2.30%(e)
Ratio of net investment income to
   average net assets                                     0.12%         1.19%(e)
Ratio of net investment income (loss) to
   average net assets before waiver,
   reimbursement & recoveries                            (1.27)%        0.54%(e)
Portfolio turnover rate                                  48.91%        36.29%

-------------------------
(a)  March 18, 2004 (Commencement of Operations) through September 30, 2004.
(b)  Less than $0.01 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Return shown excludes effect of sales load.
(d)  Not annualized.
(e)  Annualized.


 See accompanying notes which are an integral part of the financial statements.


PROSPECTUS                             24

--------------------------------------------------------------------------------
For a share outstanding during the period Prospectus

                                                                    CLASS C
                                                                 -------------
                                                                 PERIOD ENDED
                                                                 SEPTEMBER 30,
                                                                   2005 (a)
SELECTED PER SHARE DATA
Net asset value, beginning of period                                $10.51
                                                                    ------
Income from investment operations
   Net investment income (loss)                                         --(b)
   Net realized and unrealized gain                                   0.38
                                                                    ------
Total from investment operations                                      0.38
                                                                    ------
Less distributions to shareholders:
   From net investment income                                           --(b)
   From net realized gain                                               --
   From tax return of capital                                        (0.02)
                                                                    ------
Total distributions                                                  (0.02)
                                                                    ------
Net asset value, end of period                                      $10.87
                                                                    ======
TOTAL RETURN (c)                                                      3.57%(d)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                       $880
Ratio of expenses to average net assets                               2.75%(e)
Ratio of expenses to average net assets
      before waiver, reimbursement & recoveries                       3.59%(e)
Ratio of net investment (loss) to average net assets                 (1.02)%(e)
Ratio of net investment (loss) to
      average net assets before waiver,
      reimbursement & recoveries                                     (1.86)%(e)
Portfolio turnover rate                                              48.91%

-------------------------
(a)  April 14, 2005 (Commencement of Operations) through September 30, 2005.
(b)  Less than $0.01 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Return shown excludes effect of sales load.
(d)  Not annualized.
(e)  Annualized.


 See accompanying notes which are an integral part of the financial statements.


                                       25                             PROSPECTUS

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ADDITIONAL INFORMATION

For investors who want more information about the Fund, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")

The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of the SAI, Annual and Semi-Annual Reports and request other information and ask questions about the Fund by contacting:

        Unified Fund Services, Inc.
        431 N. Pennsylvania Street
        Indianapolis, IN 46204
        Telephone: (888) 826-2520

The SAI, Annual and Semi-Annual Reports are not available on a Fund Internet Website in that the Fund does not have a Website.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders which are available without charge upon request. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The Fund's SEC File No. is 811-09497